Income Tax Provision (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax valuation allowance	$ 1,480,000	$ 795,000
Federal [Member]
Net operating loss carry-forwards	$ 24,400,000	21,700,000
Carryforwards expiry year	2040
State [Member]
Net operating loss carry-forwards	$ 12,500,000	$ 9,800,000
Carryforwards expiry year	2040